Deferred Tax Assets and (Liabilities)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Deferred Tax Assets and (Liabilities)	Deferred Tax Assets and (Liabilities)
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2023	At 1 July 2022 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2023 £’000
Accelerated capital allowances	£434	£—	£(465)	£—	£—	£(31)
Tax losses	3,627	(111)	8,995	—	—	12,511
Share-based compensation	9,844	(35)	(1,927)	—	(3,919)	3,963
Intangible assets	(6,008)	191	1,901	(6,455)	—	(10,371)
Other temporary differences	(1,505)	45	652	269	—	(539)
Total	£6,392	£90	£9,156	£(6,186)	£(3,919)	£5,533

Deferred tax 2022	At 1 July 2021 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2022 £’000
Accelerated capital allowances	£595	£—	£(161)	£—	£—	£434
Tax losses	2,987	355	285	—	—	3,627
Share-based compensation	13,143	—	1,802	—	(5,101)	9,844
Intangible assets	(6,824)	(30)	1,136	(290)	—	(6,008)
Other temporary differences	55	208	(1,768)	—	—	(1,505)
Total	£9,956	£533	£1,294	£(290)	£(5,101)	£6,392
Deferred tax assets are recognised to the extent it is probable that taxable profits will be generated against which those assets can be utilised.
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2023 £’000	2022 £’000
Deferred tax assets	20,156	17,218
Deferred tax liabilities	(14,623)	(10,826)
Net deferred tax	5,533	6,392